Advances for vessels under construction and acquisition of vessels	12 Months Ended
Dec. 31, 2020
Advances For Vessels Under Construction And Acquisition Of Vessels
Advances for vessels under construction and acquisition of vessels

6.       Advances for vessels under construction and acquisition of vessels:

The amounts in the consolidated balance sheets are analyzed as follows:

Balance, December 31, 2018	59,900
- Additions	96,671
- Capitalized interest	1,018
- Transfers to Vessel cost	(157,589)
Balance, December 31, 2019	—

As of December 31, 2018, the Company had three vessels under construction, the OCC Vessels (Note 3), which were financed under bareboat leases with CSSC (Note 7). During 2018, the Company paid for those vessels $42,962 by issuance of shares and also paid cash of $4,350 each for the third installments for two of the OCC Vessels.

In connection with the vessels, Star Marianne and Star Janni, which were delivered to the Company in January 2019 (Note 5), the Company as of December 31, 2018, had paid an amount of $4,880.

As of December 31, 2019 and 2020, there were no vessels under construction nor any amounts paid in connection with pending acquisition of vessels.

F-32

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)